Recently Issued and Adopted Accounting Standards (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022
Recently Issued and Adopted Accounting Standards (Details) [Line Items]
Lease liabilities	$ 4,875	$ 5,100
Subsequent Event [Member]
Recently Issued and Adopted Accounting Standards (Details) [Line Items]
Lease liabilities		$ 7,000